Income Taxes (Tables)	12 Months Ended
Apr. 30, 2018
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income From Continuing Operations
The components of income from continuing operations upon which domestic and foreign income taxes have been provided are as follows:

(in 000s)
Year ended April 30,	2018	2017	2016
Domestic	$547,101	$535,378	$513,746
Foreign	121,631	93,909	55,733
	$668,732	$629,287	$569,479

Schedule Of Effective Income Tax Rate Reconciliation
The significant components of deferred tax assets and liabilities are reflected in the following table:

(in 000s)
As of April 30,	2018	2017
Deferred tax assets:
Accrued expenses	$3,847	$4,491
Deferred revenue	9,482	36,305
Allowance for credit losses and related reserves	25,058	39,243
Internally-developed software	15,741	55,253
Deferred and stock-based compensation	4,526	17,919
Net operating loss carry-forward	69,567	28,049
Federal tax benefits related to state unrecognized tax benefits	15,738	36,265
Valuation allowance	(49,215)	(22,844)
Total deferred tax assets	94,744	194,681

Deferred tax liabilities:
Prepaid expenses and other	(8,986)	(12,104)
Property and equipment	(7,944)	(10,024)
Intangibles	(61,226)	(95,385)
Total deferred tax liabilities	(78,156)	(117,513)

Net deferred tax assets	$16,588	$77,168

The reconciliation between the income tax provision and the amount computed by applying the statutory U.S. federal tax rate to income taxes of continuing operations is as follows:

Year ended April 30,	2018	2017	2016
U.S. statutory tax rate	21.0%	35.0%	35.0%
Change in tax rate resulting from:
State income taxes, net of federal income tax benefit	2.2%	1.6%	2.2%
Earnings taxed in foreign jurisdictions	(4.9)%	(4.6)%	(2.0)%
Permanent differences	0.4%	(0.4)%	(0.2)%
Uncertain tax positions	3.6%	4.3%	2.8%
Remeasurement of deferred tax assets and liabilities	(2.6)%	—%	—%
Tax benefit due to effective date of statutory rate change	(15.9)%	—%	—%
One-time transition tax	2.9%	—%	—%
Tax deductible write-down of foreign investment	(2.4)%	—%	—%
Change in valuation allowance - domestic	1.1%	(0.1)%	—%
Change in valuation allowance - foreign (1)	2.9%	0.3%	(0.5)%
Significant state apportionment changes	—%	—%	(4.3)%
Other	(2.0)%	(3.0)%	(0.3)%
Effective tax rate	6.3%	33.1%	32.7%

(1) Primarily relates to the tax deductible write-down of foreign investment.

Schedule Of Components Of Income Tax Expense (Benefit) For Continuing Operations
The components of income tax expense (benefit) for continuing operations are as follows:

(in 000s)
Year ended April 30,	2018	2017	2016
Current:
Federal	$(53,630)	$147,961	$167,233
State	25,240	15,118	(26,980)
Foreign	9,953	10,678	8,735
	(18,437)	173,757	148,988
Deferred:
Federal	50,505	39,299	19,937
State	24,666	(5,064)	13,801
Foreign	(14,911)	378	3,200
	60,260	34,613	36,938
Total income taxes for continuing operations	$41,823	$208,370	$185,926

Schedule Of Deferred Tax Assets And Liabilities
A reconciliation of the deferred tax assets and liabilities and the corresponding amounts reported in the consolidated balance sheets is as follows:

(in 000s)
As of April 30,	2018	2017
Deferred income tax assets	$29,455	$77,168
Deferred tax liabilities	(12,867)	—
Net deferred tax asset	$16,588	$77,168

Summary of Valuation Allowance
Changes in our valuation allowance for fiscal years 2018, 2017 and 2016 are as follows:

(in 000s)
Year ended April 30,	2018	2017	2016
Balance, beginning of the year	$22,844	$21,515	$24,937
Additions:
Charged to costs and expenses	26,371	3,281	3,207
Charged to other accounts	—	—	—
Deductions	—	(1,952)	(6,629)
Balance, end of the year	$49,215	$22,844	$21,515

Schedule Of Reconciliation Of Unrecognized Tax Benefits
Changes in unrecognized tax benefits for fiscal years 2018, 2017 and 2016 are as follows:

(in 000s)
Year ended April 30,	2018	2017	2016
Balance, beginning of the year	$149,943	$111,514	$86,268
Additions based on tax positions related to prior years	6,657	14,743	29,294
Reductions based on tax positions related to prior years	(25,259)	(8,469)	(25,413)
Additions based on tax positions related to the current year	68,292	33,264	27,220
Reductions related to settlements with tax authorities	(637)	(293)	(450)
Expiration of statute of limitations	(12,936)	(989)	(8,922)
Other	1	173	3,517
Balance, end of the year	$186,061	$149,943	$111,514